Related Parties - Narrative (Details) - EUR (€)					3 Months Ended	12 Months Ended
	Feb. 06, 2025	Nov. 25, 2024	May 20, 2024	Jan. 05, 2021	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Unearned premiums						€ 4,743,348	€ 5,565,729
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)						0.77%	0.76%
Guarantees						€ 118,000,000	€ 239,000,000
Deposits maturity 2024							600,000,000
Purchase of goods						1,000,000	0
BBVA | Derivative instruments
Disclosure of transactions between related parties [line items]
Credit derivative, fair value						106,000,000	52,000,000
Nominal amount of hedging instrument						€ 7,702,000,000	9,797,000,000
Credit derivatives, to total (in percentage)						9.00%
Guarantees						€ 24,000,000	45,000,000
Caixabank
Disclosure of transactions between related parties [line items]
Expense recognised during period for bad and doubtful debts for related party transaction					€ 3,000,000		6,000,000
Purchase of assets					29,000,000		117,000,000
Telefónica Factoring España, S.A. Factoring
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)						50.00%
Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture						44.44%
New fusion portfolio | Caixabank
Disclosure of transactions between related parties [line items]
Purchase of goods					139,000,000		393,000,000
Expense recognised during period for bad and doubtful debts for related party transaction					€ 14,000,000		€ 33,000,000
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)						4.93%
Proportion of ownership shares held						0.231%
BBVA | Adquira España, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture						44.44%
Sociedad Estatal de Participaciones Industriales "SEPI"
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)			10.00%
Criteria Caixa S.A.U.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)						9.99%
Fundación Bancaria Caixa d'Estalvis i Pensions de Barcelona
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)						9.99%
Telefonica Digital Espana | Movistar Consumer Finance Colombia SAS.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture				50.00%
BlackRock Inc | Telefónica, S.A.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		4.29%
Green Bridge Investment Company | Telefónica, S.A. | Forecast
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)	9.97%